Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and our performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Mark P. Smith[1] ($)	Summary Compensation Table Total for Brian D. Murphy[1] ($)	Compensation Actually Paid to Mark P. Smith[1,2,3] ($)	Compensation Actually Paid to Brian D. Murphy[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Thousands)	Adjusted EBITDAS ($ Millions)⁵
							TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$2,305,721	$—	$694,299	$—	$765,141	$521,907	$167	$142	$36,876	$95.2
2022	$2,821,898	$—	$1,725,797	$—	$836,695	$344,465	$183	$163	$194,494	$299.6
2021	$2,704,939	$206,319	$4,393,799	$2,051,760	$785,434	$1,324,456	$229	$198	$252,049	$366.6

1. Mark P. Smith was our Co-President and Co-Chief Executive Officer from January 15, 2020 until August 23, 2020; he has served as our Chief Executive Officer since August 24, 2020. Brian D. Murphy was our Co-President and Co-Chief Executive Officer from January 15, 2020, until his resignation on August 23, 2020 when he became the CEO of American Outdoor Brands, Inc., which we spun-off to our stockholders in August 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023
Deana L. McPherson	Deana L. McPherson	Deana L. McPherson
Jeffrey D. Buchanan	Kevin A. Maxwell	Kevin A. Maxwell
Robert J. Cicero	Susan J. Cupero	Susan J. Cupero
Susan J. Cupero	Robert. J. Cicero
Lane A. Tobiassen

2. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mark P. Smith ($)	Exclusion of Stock Awards for Mark P. Smith ($)	Inclusion of Equity Values for Mark P. Smith ($)	Compensation Actually Paid to Mark P. Smith ($)
2023	$2,305,721	$(1,502,872)	$(108,550)	$694,299
2022	$2,821,898	$(1,371,850)	$275,749	$1,725,797
2021	$2,704,939	$(1,068,599)	$2,757,459	$4,393,799

Year	Summary Compensation Table Total for Brian D. Murphy ($)	Exclusion of Stock Awards for Brian D. Murphy ($)	Inclusion of Equity Values for Brian D. Murphy ($)	Compensation Actually Paid to Brian D. Murphy ($)
2021	$206,319	$—	$1,845,441	$2,051,760

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	$765,141	$(367,134)	$123,900	$521,907
2022	$836,695	$(351,308)	$(140,922)	$344,465
2021	$785,434	$(164,012)	$703,034	$1,324,456

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mark P. Smith ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mark P. Smith ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark P. Smith ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mark P. Smith ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mark P. Smith ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mark P. Smith ($)	Total - Inclusion of Equity Values for Mark P. Smith ($)
2023	$1,154,226	$(1,258,255)	$—	$(4,521)	$—	$—	$(108,550)
2022	$835,528	$(562,497)	$—	$2,718	$—	$—	$275,749
2021	$943,468	$1,695,528	$—	$118,463	$—	$—	$2,757,459

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Brian D. Murphy ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Brian D. Murphy ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Brian D. Murphy ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Brian D. Murphy ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Brian D. Murphy ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Brian D. Murphy ($)	Total - Inclusion of Equity Values for Brian D. Murphy ($)
2021	$—	$1,668,625	$—	$176,816	$—	$—	$1,845,441

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	$281,965	$(154,040)	$—	$(4,025)	$—	$—	$123,900
2022	$161,687	$(54,762)	$—	$29,853	$(277,700)	$—	$(140,922)
2021	$155,563	$322,806	$15,616	$296,420	$(87,371)	$—	$703,034

4. The Peer Group TSR set forth in this table utilizes the Russell 1500 Leisure Products Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended April 30, 2023. The comparison assumes $100 was invested for the period starting April 30, 2020 through the end of the listed year in the Company and in the Russell 1500 Leisure Products Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5. We determined Adjusted EBITDAS to be the most important financial performance measure used to link our performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in fiscal year 2023. More information on Adjusted EBITDAS can be found in the Annual Performance-Based Cash Incentive Compensation section of the Compensation Discussion and Analysis of this Proxy Statement. This performance measure may not have been the most important financial performance measure for fiscal years 2022 and 2021, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDAS
Named Executive Officers, Footnote	Mark P. Smith was our Co-President and Co-Chief Executive Officer from January 15, 2020 until August 23, 2020; he has served as our Chief Executive Officer since August 24, 2020. Brian D. Murphy was our Co-President and Co-Chief Executive Officer from January 15, 2020, until his resignation on August 23, 2020 when he became the CEO of American Outdoor Brands, Inc., which we spun-off to our stockholders in August 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023
Deana L. McPherson	Deana L. McPherson	Deana L. McPherson
Jeffrey D. Buchanan	Kevin A. Maxwell	Kevin A. Maxwell
Robert J. Cicero	Susan J. Cupero	Susan J. Cupero
Susan J. Cupero	Robert. J. Cicero
Lane A. Tobiassen

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the Russell 1500 Leisure Products Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended April 30, 2023. The comparison assumes $100 was invested for the period starting April 30, 2020 through the end of the listed year in the Company and in the Russell 1500 Leisure Products Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mark P. Smith ($)	Exclusion of Stock Awards for Mark P. Smith ($)	Inclusion of Equity Values for Mark P. Smith ($)	Compensation Actually Paid to Mark P. Smith ($)
2023	$2,305,721	$(1,502,872)	$(108,550)	$694,299
2022	$2,821,898	$(1,371,850)	$275,749	$1,725,797
2021	$2,704,939	$(1,068,599)	$2,757,459	$4,393,799

Year	Summary Compensation Table Total for Brian D. Murphy ($)	Exclusion of Stock Awards for Brian D. Murphy ($)	Inclusion of Equity Values for Brian D. Murphy ($)	Compensation Actually Paid to Brian D. Murphy ($)
2021	$206,319	$—	$1,845,441	$2,051,760

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	$765,141	$(367,134)	$123,900	$521,907
2022	$836,695	$(351,308)	$(140,922)	$344,465
2021	$785,434	$(164,012)	$703,034	$1,324,456

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mark P. Smith ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mark P. Smith ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark P. Smith ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mark P. Smith ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mark P. Smith ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mark P. Smith ($)	Total - Inclusion of Equity Values for Mark P. Smith ($)
2023	$1,154,226	$(1,258,255)	$—	$(4,521)	$—	$—	$(108,550)
2022	$835,528	$(562,497)	$—	$2,718	$—	$—	$275,749
2021	$943,468	$1,695,528	$—	$118,463	$—	$—	$2,757,459

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Brian D. Murphy ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Brian D. Murphy ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Brian D. Murphy ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Brian D. Murphy ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Brian D. Murphy ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Brian D. Murphy ($)	Total - Inclusion of Equity Values for Brian D. Murphy ($)
2021	$—	$1,668,625	$—	$176,816	$—	$—	$1,845,441

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	$281,965	$(154,040)	$—	$(4,025)	$—	$—	$123,900
2022	$161,687	$(54,762)	$—	$29,853	$(277,700)	$—	$(140,922)
2021	$155,563	$322,806	$15,616	$296,420	$(87,371)	$—	$703,034

Non-PEO NEO Average Total Compensation Amount	$ 765,141	$ 836,695	$ 785,434
Non-PEO NEO Average Compensation Actually Paid Amount	$ 521,907	344,465	1,324,456
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mark P. Smith ($)	Exclusion of Stock Awards for Mark P. Smith ($)	Inclusion of Equity Values for Mark P. Smith ($)	Compensation Actually Paid to Mark P. Smith ($)
2023	$2,305,721	$(1,502,872)	$(108,550)	$694,299
2022	$2,821,898	$(1,371,850)	$275,749	$1,725,797
2021	$2,704,939	$(1,068,599)	$2,757,459	$4,393,799

Year	Summary Compensation Table Total for Brian D. Murphy ($)	Exclusion of Stock Awards for Brian D. Murphy ($)	Inclusion of Equity Values for Brian D. Murphy ($)	Compensation Actually Paid to Brian D. Murphy ($)
2021	$206,319	$—	$1,845,441	$2,051,760

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	$765,141	$(367,134)	$123,900	$521,907
2022	$836,695	$(351,308)	$(140,922)	$344,465
2021	$785,434	$(164,012)	$703,034	$1,324,456

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mark P. Smith ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mark P. Smith ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark P. Smith ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mark P. Smith ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mark P. Smith ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mark P. Smith ($)	Total - Inclusion of Equity Values for Mark P. Smith ($)
2023	$1,154,226	$(1,258,255)	$—	$(4,521)	$—	$—	$(108,550)
2022	$835,528	$(562,497)	$—	$2,718	$—	$—	$275,749
2021	$943,468	$1,695,528	$—	$118,463	$—	$—	$2,757,459

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Brian D. Murphy ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Brian D. Murphy ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Brian D. Murphy ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Brian D. Murphy ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Brian D. Murphy ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Brian D. Murphy ($)	Total - Inclusion of Equity Values for Brian D. Murphy ($)
2021	$—	$1,668,625	$—	$176,816	$—	$—	$1,845,441

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	$281,965	$(154,040)	$—	$(4,025)	$—	$—	$123,900
2022	$161,687	$(54,762)	$—	$29,853	$(277,700)	$—	$(140,922)
2021	$155,563	$322,806	$15,616	$296,420	$(87,371)	$—	$703,034

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDAS during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group	The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Russell 1500 Leisure Products Index over the same period.
Tabular List, Table

The following table presents the financial performance measures that we consider to have been the most important in linking Compensation Actually Paid to our PEOs and Non-PEO NEOs for fiscal 2023 to our performance. The measures in this table are not ranked.

Adjusted EBITDAS Net Sales TSR

Total Shareholder Return Amount	$ 167	183	229
Peer Group Total Shareholder Return Amount	142	163	198
Net Income (Loss)	$ 36,876,000	$ 194,494,000	$ 252,049,000
Company Selected Measure Amount	95,200,000	299,600,000	366,600,000
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDAS
Non-GAAP Measure Description	We determined Adjusted EBITDAS to be the most important financial performance measure used to link our performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in fiscal year 2023. More information on Adjusted EBITDAS can be found in the Annual Performance-Based Cash Incentive Compensation section of the Compensation Discussion and Analysis of this Proxy Statement. This performance measure may not have been the most important financial performance measure for fiscal years 2022 and 2021, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Mark P. Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,305,721	$ 2,821,898	$ 2,704,939
PEO Actually Paid Compensation Amount	$ 694,299	1,725,797	4,393,799
PEO Name	Mark P. Smith
Brian D. Murphy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	206,319
PEO Actually Paid Compensation Amount	$ 0	0	2,051,760
PEO Name	Brian D. Murphy
PEO | Mark P. Smith [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,502,872)	(1,371,850)	(1,068,599)
PEO | Mark P. Smith [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(108,550)	275,749	2,757,459
PEO | Mark P. Smith [Member] | Equity Awards Granted During Year That Remained Unvested as of Last Day of Year Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,154,226	835,528	943,468
PEO | Mark P. Smith [Member] | Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,258,255)	(562,497)	1,695,528
PEO | Mark P. Smith [Member] | Fair Value of Equity Awards Granted During Year that Vested During Year Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mark P. Smith [Member] | Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,521)	2,718	118,463
PEO | Mark P. Smith [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mark P. Smith [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Brian D. Murphy [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brian D. Murphy [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,845,441
PEO | Brian D. Murphy [Member] | Equity Awards Granted During Year That Remained Unvested as of Last Day of Year Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brian D. Murphy [Member] | Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,668,625
PEO | Brian D. Murphy [Member] | Fair Value of Equity Awards Granted During Year that Vested During Year Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brian D. Murphy [Member] | Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			176,816
PEO | Brian D. Murphy [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brian D. Murphy [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(367,134)	(351,308)	(164,012)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,900	(140,922)	703,034
Non-PEO NEO | Equity Awards Granted During Year That Remained Unvested as of Last Day of Year Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	281,965	161,687	155,563
Non-PEO NEO | Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(154,040)	(54,762)	322,806
Non-PEO NEO | Fair Value of Equity Awards Granted During Year that Vested During Year Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	15,616
Non-PEO NEO | Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,025)	29,853	296,420
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(277,700)	(87,371)
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0